abrdn Funds

(the “Trust”)

abrdn EM SMA Completion Fund

(the “Fund”)

Supplement dated June 2, 2023 to the Fund’s statutory prospectus (the “Prospectus”),

dated February 28, 2023, as supplemented to date

Effective immediately, all references to Adam Montanaro in the Prospectus are deleted.

Effective immediately, the following replaces the table for the Fund in the section entitled, “Summary — abrdn EM SMA Completion Fund — Portfolio Managers” in the Prospectus:

Name	Title	Served on the Fund Since
Kristy Fong, CFA®	Senior Investment Director	Inception
Joanne Irvine	Deputy Head of Global Emerging Markets	Inception
Devan Kaloo	Global Head of Public Markets	Inception
Nick Robinson, CFA®	Senior Investment Director	2023
Gabriel Sacks, CFA®	Investment Director	Inception

Effective immediately, the following is added to the information for the Fund in the section entitled, “Fund Management — Portfolio Management” of the Prospectus:

Portfolio Manager

Nick Robinson, CFA®, Senior Investment Director

Nick Robinson is a Senior Investment Director on the Global Emerging Markets Equity team at abrdn. Nick joined the company in 2000 and spent eight years on the North American Equities team, including three years based in the company’s US offices. In 2008 he joined the Global Emerging Markets Equity team. Nick relocated to São Paulo in 2009 to start Aberdeen’s operations in Brazil. In 2016 he returned to London. Nick graduated with an MSc in Chemistry from Lincoln College, Oxford and is a CFA charterholder.

Please retain this Supplement for future reference

abrdn Funds

(the “Trust”)

abrdn EM SMA Completion Fund

(the “Fund”)

Supplement dated June 2, 2023 to the Fund’s Statement of Additional Information,

dated February 28, 2023, as supplemented to date (the “SAI”)

Effective immediately, all references to Adam Montanaro in the SAI are deleted.

Effective immediately, the following replaces the table in the section entitled “Investment Advisory and Other Services — Portfolio Managers” of the SAI:

Portfolio Manager	Dollar Range of Fund Shares Owned
Devan Kaloo	None
Joanne Irvine	None
Nick Robinson*	None
Kristy Fong	None
Gabriel Sacks	None

* The information is as of March 31, 2023

Effective immediately, the following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS”:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2022)
Nick Robinson	Registered Investment Companies: 6 accounts, $4,314.80 total assets Other Pooled Investment Vehicles: 22 accounts, $6,857.85 total assets Other Accounts: 20 accounts, $6,425.91 total assets

Please retain this Supplement for future reference.